WARRANT LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at beginning of the year	$ 1,161	$ 1,630
Warrants issued during the year	2,296
Balance at end of the year	2,009	1,161	$ 1,630
Less: Current portion	(517)	(848)	(977)
Non-current portion	411	398	1,191
Warrant [Member]
Statement Line Items [Line Items]
Balance at beginning of the year	1,161	1,630
Warrants issued during the year	2,296		1,638
Fair value adjustment	(1,304)	(563)	(8)
Effect of movement in exchange rates	(144)	94
Balance at end of the year	2,009	1,161	1,630
Less: Current portion
Non-current portion	$ 2,009	$ 1,161	$ 1,630